Related Party Transactions (Details) - USD ($)					1 Months Ended
	Aug. 22, 2022	May 17, 2022	Mar. 01, 2022	Jan. 25, 2022	Dec. 31, 2022	Mar. 31, 2023
Related Party Transactions (Details) [Line Items]
Administrative services (in Dollars)				$ 115,000
Common stock, shares		450,000		125,000
Founders shares (in Dollars)				$ 7,500
Bears interest percentage	6.00%
Equity interest			80.00%
Maturity date	Sep. 13, 2025		Mar. 01, 2025
Converted common stock	50,000				514,792
Conversion price (in Dollars per share)					$ 1	$ 1
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Conversion price (in Dollars per share)	$ 1				$ 1
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares				7,500,000
Revenue Benchmark [Member]
Related Party Transactions (Details) [Line Items]
Bears interest percentage			5.00%
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares				3,000,000
Board of Directors [Member]
Related Party Transactions (Details) [Line Items]
Bears interest percentage	6.00%		5.00%
Mr.Pham [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares				1,100,000
John Murphy [Member]
Related Party Transactions (Details) [Line Items]
Convertible promissory note (in Dollars)			$ 500,000
Glynn Wilson [Member]
Related Party Transactions (Details) [Line Items]
Convertible promissory note (in Dollars)	$ 50,000
Phamace, LLC [Member]
Related Party Transactions (Details) [Line Items]
Administrative services (in Dollars)				$ 115,000